NATURE OF OPERATIONS AND GOING CONCERN	12 Months Ended
Aug. 31, 2024
Disclosure Of Nature Of Operations [Abstract]
NATURE OF OPERATIONS AND GOING CONCERN [Text Block]

1. NATURE OF OPERATIONS AND GOING CONCERN

Platinum Group Metals Ltd. (the "Company") is a British Columbia, Canada company formed by amalgamation on February 18, 2002. The Company's shares are publicly listed on the Toronto Stock Exchange in Canada and the NYSE American, LLC ("NYSE American") in the United States of America.  The Company is a development stage company conducting work on mineral properties it has staked or acquired by way of option agreements in the Republic of South Africa.  Key metals of economic interest on the Company's mineral properties include platinum, palladium, rhodium, gold, copper, and nickel.

The Company's head office and principal place of business is located at Suite 838-1100 Melville Street, Vancouver, British Columbia, Canada, V6E 4A6.  The Company's registered and records office is located at Suite 2300, 550 Burrard Street, Vancouver, British Columbia, Canada V6C 2B5.

These financial statements consolidate the accounts of the Company and its subsidiaries.  Lion Battery Technologies Inc. ("Lion") is accounted for using the equity method as the Company jointly controls Lion despite owning a majority of Lion's shares.  The Company's subsidiaries and joint ventures as at August 31, 2024 are as follows:

		Place of incorporation and operation	Proportion of ownership interest
	Principal activity		August 31, 2024	August 31, 2023

Platinum Group Metals (RSA) (Pty) Ltd.	Development	South Africa	100.00%	100.00%
Mnombo Wethu Consultants (Pty) Limited(1)	Development	South Africa	49.90%	49.90%
Waterberg JV Resources (Pty) Ltd.(1),(2)	Development	South Africa	37.19%	37.05%
Lion Battery Technologies Inc.	Research	Canada	52.08%	52.30%

These consolidated financial statements have been prepared on a going concern basis, which assumes that the Company will be able to meet its obligations and continue its operations for at least the next twelve months.

At August 31, 2024 the Company had working capital of $3,324 and a cash balance of $3,701. During the year ended August 31, 2024 the Company incurred a total comprehensive loss of $1,985 and cash outflows from operating activities of $2,432.

Subsequent to August 31, 2024, on November 13, 2024, the Company filed a final short form base shelf prospectus with the securities regulatory authorities in each of the provinces and territories of Canada and a corresponding registration statement on Form F-10 with the United States Securities and Exchange Commission. Management believes it will be required to source additional financing by way of private or public offerings of equity to meet the Company’s obligations and continue operations for at least the next twelve months. These conditions indicate the existence of material uncertainties that raise substantial doubt upon the Company’s ability to continue as a going concern.

The continued operations of the Company and the recoverability of the amounts shown for mineral properties is dependent upon the ability of the Company to obtain the necessary financing to complete the development of the Waterberg Projects and bring them to future profitable production. The Company does not generate cash flows from operations to fund its activities and therefore relies principally on the issuance of securities for financing. Although the Company has been successful in the past in obtaining financing, there is no assurance that it will be able to obtain adequate financing in the future or that such financing will be on terms advantageous to the Company. Should the Company be unable to continue as a going concern, the financial position, results of operations, and cash flows reported in these financial statements may be subject to material adjustments. These financial statements do not include any adjustments that might result from the outcome of this uncertainty.